FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Description of Significant Unobservable Inputs to Valuation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Liquidity discount	30.00%	30.00%
Percentage of reasonably possible decrease in unobservable input, assets	5.00%	5.00%
Other equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Liquidity discount	30.00%	30.00%
Increase in fair value due to a decrease in the liquidity discount	$ 261	$ 185